Portfolio of Investments July 31, 2025
NDVG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
12861229 COMMON STOCKS - 99.4% 12861229
BANKS - 4.3%
1,861 JPMorgan Chase & Co $ 551,303
TOTAL BANKS 551,303
CAPITAL GOODS - 7.7%
818 Eaton Corp PLC 314,701
958 Honeywell International Inc 213,011
327 Northrop Grumman Corp 188,552
641 Trane Technologies PLC 280,809
TOTAL CAPITAL GOODS 997,073
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
992 Lowe's Cos Inc 221,782
2,172 TJX Cos Inc/The 270,479
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 492,261
CONSUMER SERVICES - 3.3%
1,021 McDonald's Corp 306,372
1,415 Starbucks Corp 126,161
TOTAL CONSUMER SERVICES 432,533
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.8%
3,627 Walmart Inc 355,374
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 355,374
ENERGY - 3.7%
1,527 Chevron Corp 231,554
2,258 Exxon Mobil Corp 252,083
TOTAL ENERGY 483,637
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.9%
1,252 American Tower Corp 260,904
2,275 Prologis Inc 242,925
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 503,829
FINANCIAL SERVICES - 10.0%
1,266 American Express Co 378,927
1,378 Ares Management Corp, Class A 255,660
688 Mastercard Inc, Class A 389,731
500 S&P Global Inc 275,550
TOTAL FINANCIAL SERVICES 1,299,868
FOOD, BEVERAGE & TOBACCO - 4.9%
2,594 Mondelez International Inc, Class A 167,806
1,027 PepsiCo Inc 141,644
1,949 Philip Morris International Inc 319,733
TOTAL FOOD, BEVERAGE & TOBACCO 629,183
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
2,326 Abbott Laboratories 293,518
612 Elevance Health Inc 173,245
TOTAL HEALTH CARE EQUIPMENT & SERVICES 466,763
INSURANCE - 1.9%
1,214 Marsh & McLennan Cos Inc 241,829
TOTAL INSURANCE 241,829
MATERIALS - 3.7%
574 (a) Linde PLC 264,189
4,740 Smurfit WestRock PLC 210,361
TOTAL MATERIALS 474,550
MEDIA & ENTERTAINMENT - 3.4%
5,720 Comcast Corp, Class A 190,076
321 Meta Platforms Inc 248,274
TOTAL MEDIA & ENTERTAINMENT 438,350
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
1,550 AbbVie Inc 292,981
969 Danaher Corp 191,048
1,734 Novo Nordisk A/S, Sponsored ADR 81,619
1,417 Zoetis Inc 206,585
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 772,233

Portfolio of Investments July 31, 2025
(continued)
NDVG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
2,389 Broadcom Inc $ 701,649
1,559 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 376,686
568 Texas Instruments Inc 102,842
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,181,177
SOFTWARE & SERVICES - 11.1%
964 Accenture PLC, Class A 257,484
2,206 Microsoft Corp 1,176,901
TOTAL SOFTWARE & SERVICES 1,434,385
TECHNOLOGY HARDWARE & EQUIPMENT - 10.9%
3,513 Amphenol Corp, Class A 374,169
3,303 Apple Inc 685,604
811 Motorola Solutions Inc 356,013
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,415,786
TRANSPORTATION - 1.2%
720 Union Pacific Corp 159,818
TOTAL TRANSPORTATION 159,818
UTILITIES - 4.1%
3,886 NextEra Energy Inc 276,139
2,339 WEC Energy Group Inc 255,138
TOTAL UTILITIES 531,277
TOTAL LONG-TERM INVESTMENTS
(Cost $11,953,098) 12,861,229
OTHER ASSETS & LIABILITIES, NET - 0.6% 80,845
NET ASSETS - 100% $ 12,942,074
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,861,229 $ – $ – $ 12,861,229
Total $ 12,861,229 $ – $ – $ 12,861,229
a

Portfolio of Investments July 31, 2025
NUGO
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.0%
2665708836 COMMON STOCKS - 97.0% 2665708836
AUTOMOBILES & COMPONENTS - 1.7%
153,063 (a) Tesla Inc $ 47,184,731
TOTAL AUTOMOBILES & COMPONENTS 47,184,731
CAPITAL GOODS - 6.5%
289,239 Carrier Global Corp 19,847,580
62,141 Eaton Corp PLC 23,906,886
54,907 Emerson Electric Co 7,989,518
47,560 GE Vernova Inc 31,403,392
135,023 General Electric Co 36,602,035
57,656 HEICO Corp 18,841,981
138,620 Howmet Aerospace Inc 24,919,717
117,158 Vertiv Holdings Co, Class A 17,058,205
TOTAL CAPITAL GOODS 180,569,314
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 10.4%
990,680 (a) Amazon.com Inc 231,928,095
6,490 (a) AutoZone Inc 24,456,786
311,154 (a) O'Reilly Automotive Inc 30,592,661
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 286,977,542
CONSUMER SERVICES - 2.3%
8,809 Booking Holdings Inc 48,485,265
315,089 (a) Chipotle Mexican Grill Inc 13,511,016
TOTAL CONSUMER SERVICES 61,996,281
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
43,094 Costco Wholesale Corp 40,492,846
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 40,492,846
FINANCIAL SERVICES - 5.1%
133,408 KKR & Co Inc 19,554,945
211,569 Mastercard Inc, Class A 119,847,491
TOTAL FINANCIAL SERVICES 139,402,436
HEALTH CARE EQUIPMENT & SERVICES - 2.0%
209,690 (a) Dexcom Inc 16,936,661
81,774 (a) Intuitive Surgical Inc 39,340,654
TOTAL HEALTH CARE EQUIPMENT & SERVICES 56,277,315
MATERIALS - 0.6%
224,691 Corteva Inc 16,206,962
TOTAL MATERIALS 16,206,962
MEDIA & ENTERTAINMENT - 11.5%
632,689 Alphabet Inc, Class A 121,413,019
174,828 Meta Platforms Inc 135,218,968
50,554 (a) Netflix Inc 58,612,308
TOTAL MEDIA & ENTERTAINMENT 315,244,295
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
105,228 Eli Lilly & Co 77,876,086
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 77,876,086
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.7%
71,903 Applied Materials Inc 12,946,854
706,214 Broadcom Inc 207,415,052
291,488 Microchip Technology Inc 19,701,674
2,312,078 NVIDIA Corp 411,249,314
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 651,312,894
SOFTWARE & SERVICES - 20.1%
36,010 (a) Crowdstrike Holdings Inc, Class A 16,369,066
705,968 Microsoft Corp 376,633,928
135,678 (a) Palantir Technologies Inc, Class A 21,484,611
167,040 (a) Palo Alto Networks Inc 28,998,144
31,143 (a) PTC Inc 6,689,828
54,304 (a) ServiceNow Inc 51,215,188
284,181 (a) Shopify Inc, Class A 34,729,760
106,426 (a) Trade Desk Inc/The, Class A 9,254,805

Portfolio of Investments July 31, 2025
(continued)
NUGO

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
28,737 (a) Zscaler Inc $ 8,206,138
TOTAL SOFTWARE & SERVICES 553,581,468
TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
647,954 Apple Inc 134,495,812
440,329 (a) Arista Networks Inc 54,257,339
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 188,753,151
TRANSPORTATION - 0.9%
278,186 (a) Uber Technologies Inc 24,410,821
TOTAL TRANSPORTATION 24,410,821
UTILITIES - 0.9%
121,908 Vistra Corp 25,422,694
TOTAL UTILITIES 25,422,694
TOTAL LONG-TERM INVESTMENTS
(Cost $1,610,614,260) 2,665,708,836
OTHER ASSETS & LIABILITIES, NET - 3.0% 82,326,218
NET ASSETS - 100% $ 2,748,035,054
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,665,708,836 $ – $ – $ 2,665,708,836
Total $ 2,665,708,836 $ – $ – $ 2,665,708,836
a

Portfolio of Investments July 31, 2025
NWLG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
10588724 COMMON STOCKS - 99.3% 10588724
AUTOMOBILES & COMPONENTS - 1.3%
460 (a) Tesla Inc $ 141,804
TOTAL AUTOMOBILES & COMPONENTS 141,804
CAPITAL GOODS - 8.7%
132 (a) Axon Enterprise Inc 99,725
300 Comfort Systems USA Inc 210,990
412 General Electric Co 111,685
599 Howmet Aerospace Inc 107,682
507 Trane Technologies PLC 222,107
1,180 Vertiv Holdings Co, Class A 171,808
TOTAL CAPITAL GOODS 923,997
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
410 Automatic Data Processing Inc 126,895
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 126,895
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.1%
3,213 (a) Amazon.com Inc 752,196
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 752,196
CONSUMER DURABLES & APPAREL - 0.6%
1,290 (a) On Holding AG, Class A 62,655
TOTAL CONSUMER DURABLES & APPAREL 62,655
CONSUMER SERVICES - 3.7%
22 Booking Holdings Inc 121,089
585 (a) DoorDash Inc, Class A 146,396
470 Hilton Worldwide Holdings Inc 125,998
TOTAL CONSUMER SERVICES 393,483
FINANCIAL SERVICES - 9.1%
630 Ares Management Corp, Class A 116,884
302 LPL Financial Holdings Inc 119,511
522 Mastercard Inc 295,697
245 Moody's Corp 126,354
915 Visa Inc, Class A 316,105
TOTAL FINANCIAL SERVICES 974,551
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
566 (a) Intuitive Surgical Inc 272,297
289 Stryker Corp 113,499
TOTAL HEALTH CARE EQUIPMENT & SERVICES 385,796
MATERIALS - 1.2%
507 Ecolab Inc 132,712
TOTAL MATERIALS 132,712
MEDIA & ENTERTAINMENT - 7.8%
681 Meta Platforms Inc 526,713
144 (a) Netflix Inc 166,953
226 (a) Spotify Technology SA 141,598
TOTAL MEDIA & ENTERTAINMENT 835,264
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
367 (a) Alnylam Pharmaceuticals Inc 143,952
530 Danaher Corp 104,495
391 Eli Lilly & Co 289,367
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 537,814
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.9%
1,512 Broadcom Inc 444,074
1,574 Lam Research Corp 149,278
6,794 NVIDIA Corp 1,208,449
601 Texas Instruments Inc 108,817
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,910,618
SOFTWARE & SERVICES - 26.8%
445 (a) Cadence Design Systems Inc 162,234
368 Intuit Inc 288,928
2,550 Microsoft Corp 1,360,425
530 Oracle Corp 134,498

Portfolio of Investments July 31, 2025
(continued)
NWLG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
7,010 (a) SailPoint Inc $ 156,603
307 (a) ServiceNow Inc 289,538
1,461 (a) Shopify Inc, Class A 178,549
1,285 (a) Snowflake Inc 287,198
TOTAL SOFTWARE & SERVICES 2,857,973
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
2,664 Apple Inc 552,966
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 552,966
TOTAL LONG-TERM INVESTMENTS
(Cost $7,329,118) 10,588,724
OTHER ASSETS & LIABILITIES, NET - 0.7% 73,766
NET ASSETS - 100% $ 10,662,490
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 10,588,724 $ – $ – $ 10,588,724
Total $ 10,588,724 $ – $ – $ 10,588,724
a